Annual Fund Operating Expenses - Institutional Reserved Shares - DWS ESG Liquidity Fund - Institutional Reserved Shares	Dec. 01, 2020
Operating Expenses:
Management fee	0.15%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.39%
Fee waiver/expense reimbursement	0.22%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.17%